Private Placement (Details) - USD ($)	1 Months Ended		5 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Dec. 31, 2020
Private Placement (Details) [Line Items]
Gross proceeds			$ 7,550,000
Gross proceeds			$ 277,500,000
Sponsors [Member]
Private Placement (Details) [Line Items]
Number of shares purchased		25,000,000
Price per share		$ 10.00
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Number of shares purchased		7,000,000
Price per share		$ 1.00
Gross proceeds	$ 600,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of shares purchased	2,750,000
Price per share	$ 10.00
Gross proceeds		$ 7,000,000
Private Placement Warrants [Member] | Sponsors [Member]
Private Placement (Details) [Line Items]
Number of shares purchased	550,000
Class A Ordinary Shares [Member]
Private Placement (Details) [Line Items]
Price per share			$ 12.00
Shares issued per share			$ 11.50